Geographic information for offshore drilling operations - Revenue per country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leasing And Service Revenues	$ 1,817,077	$ 1,180,250	$ 941,903
Ghana
Leasing And Service Revenues	0	0	175,595
Norway
Leasing And Service Revenues	220,044	157,740	0
Brazil
Leasing And Service Revenues	581,635	353,397	233,569
Greenland
Leasing And Service Revenues	0	0	136
Ivory Coast
Leasing And Service Revenues	97,232	86,486	0
Tanzania
Leasing And Service Revenues	0	72,083	196,415
Angola
Leasing And Service Revenues	807,742	227,603	79,884
Namibia
Leasing And Service Revenues	0	0	33,212
Falkland
Leasing And Service Revenues	0	0	166,795
Equatorial Guinea
Leasing And Service Revenues	0	0	56,297
Gabon/ West Africa
Leasing And Service Revenues	0	81,104	0
South Africa
Leasing And Service Revenues	110,424	0	0
Liberia
Leasing And Service Revenues	0	55,601	0
Ireland
Leasing And Service Revenues	0	104,014	0
Sierra Leone
Leasing And Service Revenues	0	37,272	0
Other
Leasing And Service Revenues	$ 0	$ 4,950	$ 0